Derivative instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2022 and 2021:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2022	2021	Balance Sheets Location	2022	2021
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$268	$660	Accrued payroll and other liabilities	$(1,147)	$(51)
Cross-currency interest rate swap	Derivative instruments	43,757	107,386	Derivative instruments	(581)	(2,898)
Subtotal		44,025	108,046		(1,728)	(2,949)
Derivatives not designated as hedging instruments
Cross-currency interest rate swap	Derivative instruments	38,031	—	Derivative instruments	(1,224)	—
Call Spread + Coupon-only swap	Derivative instruments	6,445	8,194	Derivative instruments	(16,703)	(12,473)
Call spread	Derivative instruments	3,626	4,791	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	—	Derivative instruments	(9,874)	(7,555)
Sustainability-linked ESG Principal Only Swap	Derivative instruments	1,050	—	Derivative instruments	—	—
Subtotal		49,152	12,985		(27,801)	(20,028)
Total derivative instruments		$93,177	$121,031		$(29,529)	$(22,977)
Derivatives designated as hedging instruments

Cash flow hedge

Forward contracts

    The Company has entered into various forward contracts in a few territories to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges results in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2022, the Company had forward contracts outstanding with a notional amount of $34,843 that mature during 2023.

The Company made net collections (payments) totaling $263, $(507) and $1,757 during fiscal years 2022, 2021 and 2020, respectively, as a result of the net settlements of these derivatives.

Cross-currency interest rate swap

The Company entered into four cross-currency interest rate swap agreements to hedge all the variability of the principal and interest collections of its BRL intercompany loan receivables. The agreements were signed during November 2013 (amended in February 2017), June and July 2017 and October 2020. During September 2022, the Company settled the BRL intercompany loan receivables previously mentioned. Therefore, the hedge relationships of these four cross-currency interest rate swap agreements were discontinued, prospectively. As a consequence, the amounts recorded in accumulated other comprehensive income (loss) until September 2, 2022 were reclassified into earnings, within “(Loss) gain from derivative instruments”. From September 2022, changes in the fair value of these derivatives are recognized immediately in earnings as well, within “(Loss) gain from derivative instruments”.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Notional	Interest rate	Currency	Notional	Interest rate
JP Morgan Chase Bank, N.A.	BRL	108,000	13%	$	35,390	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%	$	30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%	$	30,000	6.29%	March 31/ September 30	September 2023
Citibank N.A.	BRL	112,738	13%	$	20,049	8.08%	March 31/ September 30	September 2023

During April 2017, the Company’s Brazilian subsidiary entered into similar agreements in order to hedge all the variability in a portion (50%) of the principal and interest payable of certain intercompany loan payables nominated in US dollar.
Derivatives designated as hedging instruments (continued)
Cash flow hedge (continued)

Cross-currency interest rate swap (continued)

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Notional	Interest rate	Currency	Notional	Interest rate
BAML (i)	BRL	156,250	13.64%	$	50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%	$	50,000	6.91%	June 30/ December 31	September 2023

(i)Bank of America Merrill Lynch Banco Múltiplo S.A.

The Company paid $5,637, $4,132 and $4,031 of net interest during the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

Call spread

During April 2017, the Company’s Brazilian subsidiary entered into two call spread agreements in order to hedge all the variability in a portion (50%) of the principal of certain intercompany loan payables nominated in US dollar. Call spread agreements consist of a combination of two call options: the Company bought an option to buy US dollar at a strike price equal to the BRL exchange rate at the date of the agreements, and wrote an option to buy US dollar at a higher strike price than the previous one. Both pair of options have the same notional amount and are based on the same underlying with the same maturity date.

The following table presents information related to the terms of the agreements:

Bank	Nominal Amount		Strike price		Maturity
	Currency	Notional	Call option written	Call option bought
Citibank S.A.	$	50,000	4.49	3.11	September 2023
JP Morgan S.A.	$	50,000	5.20	3.13	April 2027

In May 2021, the Company unwound these agreements before their maturity and collected $18.8 million (BRL99.7 million). Although the hedge relationships were discontinued, the Company expects to maintain the underlying loans until maturity. As a consequence, the amounts recorded in accumulated other comprehensive loss until May 2021 will be amortized to earnings as the originally hedged cash flows affected earnings.
Derivatives designated as hedging instruments (continued)
Cash flow hedge (continued)

Coupon-only swap

During April 2017, the Company’s Brazilian subsidiary entered into two coupon-only swap agreements in order to hedge all the variability in a portion (50%) in the interest payable related to the intercompany loan aforementioned.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Notional	Interest rate	Currency	Notional	Interest rate
Citibank S.A.	BRL	155,500	11.08%	$	50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%	$	50,000	6.91%	March 31/ September 30	April 2027

In May 2021, the Company unwound these agreements before their maturity and collected $4.4 million (BRL23.5 million). Although the hedge relationships were discontinued, the Company expects to maintain the underlying loans until maturity. As a consequence, the amounts recorded in accumulated other comprehensive loss until May 2021 will be amortized to earnings as the originally hedged cash flows affected earnings.

The Company made net collections of $170 of net interest during 2021 until the agreements were unwound, and payments amounting to $(197) of net interest during the fiscal year ended December 31, 2020, related to these agreements.
Derivatives designated as hedging instruments (continued)
Cash flow hedge (continued)

Additional disclosures

The following table present the pretax amounts affecting income and other comprehensive income (loss) for the fiscal years ended December 31, 2022, 2021 and 2020 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	(Loss) Gain Recognized in Accumulated OCI on Derivative			Loss (Gain) Reclassified from Accumulated OCI into income (loss)(i)
	2022	2021	2020	2022	2021	2020
Forward contracts (i)	$(1,225)	$1,366	$904	$(263)	$507	$(1,895)
Cross-currency interest rate swaps (ii)	(31,174)	23,802	55,124	8,727	(8,564)	(37,376)
Call Spread (iii)	—	(2,593)	6,758	3,275	1,915	(18,153)
Coupon-only swap (iii)	—	1,093	8,604	(964)	(797)	(421)
Total	$(32,399)	$23,668	$71,390	$10,775	$(6,939)	$(57,845)

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper.
(ii)The net (loss) gain recognized in income, related to cross-currency interest rate swaps is presented as follows:

Adjustment to:	2022	2021	2020
Foreign currency exchange results	$(9,995)	$12,392	$40,353
Gain from derivative instruments (i)	5,907	—	—
Net interest expense and other financing results	(4,639)	(3,828)	(2,977)
Total	$(8,727)	$8,564	$37,376

(i) Related to the discontinued relationships of Cross-currency interest rate swaps during September 2022.

The results recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

(iii)    Agreements unwound in May 2021. The results recognized in income related to Call Spread agreements were recorded as an adjustment to “Foreign currency exchange results”. The results recognized in income related to Coupon-only agreements were recorded as an adjustment to “Net interest expense and other financing results”.
Derivatives not designated as hedging instruments

In addition to the four cross-currency interest rate swap agreements previously mentioned, which hedge relationships were discontinued in September 2022, the Company entered into certain derivatives that are not designated as hedge accounting, therefore the changes in the fair value of these derivatives are recognized immediately in earnings, within “(Loss) gain from derivative instruments”. The following tables present information related to the terms of the agreements:

Type of derivative	Entity	Nominal Amount		Strike price		Maturity
		Currency	Notional	Call option bought	Call option written
Call Spread	JPMorgan	$	30,000	5.62	8.20	April 2027
Call Spread	Itaú Unibanco S.A. (i)	$	50,000	5.62	8.20	April 2027

Type of derivative	Entity	Payable			Receivable			Interest payment dates	Maturity
		Currency	Notional	Interest rate (ii)	Currency	Notional	Interest rate
Coupon-only swap	JPMorgan	BRL	168,690	CDI plus 2.42%	$	30,000	5.46%	April 30/ October 31	April 2027
Coupon-only swap	Itaú Unibanco S.A. (i)	BRL	281,150	CDI plus 2.47%	$	50,000	5.46%	April 30/ October 31	April 2027
Sustainability-linked ESG Principal Only Swap	Citibank S.A.	BRL	155,500	Fixed 0.88%	$	50,000	-	April 30/ October 31	April 2027

(i) Combination of call spread and coupon only swap into one agreement with Itaú Unibanco S.A
(ii) “CDI” Certificados de Depósitos Interbancários

The Company paid $7,440 and $127 during fiscal year ended December 31, 2022 and 2021, respectively, related to this agreements.

In addition, during the fiscal years ended December 31, 2022, 2021 and 2020, the Company entered into certain forward contracts that generated net collections and (payments) of $1,128, $nil and $(39), respectively.